FINANCIAL DEBT WITH THIRD PARTIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank borrowing	$ 39,498,000	$ 56,392,000
CVIs		216,626,000
Finance lease payables	5,527,000	10,498,000
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Senior Secured Notes	390,507,000	388,818,000
Brazilian bonds-Debentures	11,163,000	16,797,000
Bank borrowing	4,387,000	27,878,000
Finance lease payables	2,369,000	6,238,000
Total non-current	408,426,000	439,731,000
Senior Secured Notes	9,528,000	9,528,000
Brazilian bonds-Debentures	3,545,000	4,258,000
Bank borrowing	35,111,000	28,514,000
Finance lease payables	3,158,000	4,260,000
Total current	51,342,000	46,560,000
TOTAL DEBT WITH THIRD PARTIES	$ 459,768,000	$ 486,291,000